Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Investment properties	$ 234,403	$ 254,455
Property, plant and equipment	37,857	36,434
Trading properties	5,496	10,356
Intangible assets	18,204	19,588
Biological assets	1,263	1,408
Other assets	22	292
Investments in associates and joint ventures	31,395	40,715
Deferred income tax assets	541	1,827
Income tax and MPIT credits	190	703
Restricted assets	3,181	3,388
Trade and other receivables	15,204	14,202
Investment in financial assets	2,889	2,670
Financial assets held for sale	4,178	12,116
Derivative financial instruments	107	47
Total non-current assets	354,930	398,201
Current assets
Trading properties	366	5,097
Biological assets	2,655	1,420
Inventories	4,480	3,673
Restricted assets	4,381	6,609
Income tax and MPIT credits	391	622
Groups of assets held for sale	8,045	8,077
Trade and other receivables	26,904	26,777
Investment in financial assets	31,579	39,880
Financial assets held for sale	11,661	6,948
Derivative financial instruments	113	241
Cash and cash equivalents	62,484	60,129
Total current assets	153,059	159,473
TOTAL ASSETS	507,989	557,674
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	16,820	37,248
Non-controlling interest	72,180	86,213
TOTAL SHAREHOLDERS' EQUITY	89,000	123,461
Non-current liabilities
Borrowings	278,062	291,640
Deferred income tax liabilities	40,016	41,955
Trade and other payables	1,980	5,766
Provisions	8,031	5,549
Employee benefits	132	171
Derivative financial instruments	1,028	62
Payroll and social security liabilities	138	118
Total non-current liabilities	329,387	345,261
Current liabilities
Trade and other payables	22,599	28,027
Borrowings	56,243	49,912
Provisions	1,733	1,648
Group of liabilities held for sale	5,693	5,045
Payroll and social security liabilities	2,660	2,906
Income tax and MPIT liabilities	489	926
Derivative financial instruments	185	488
Total Current liabilities	89,602	88,952
TOTAL LIABILITIES	418,989	434,213
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 507,989	$ 557,674